Schedule of Investment Holdings of Investments (Details)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025 USD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2025 USD ($)	Sep. 30, 2024 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Schedule of Investments [Line Items]
Beginning balance, Bitcoin			1,937.86	2,750.14	2,750.14	2,792.88
Beginning balance, Fair Value			$ 180,982,533	$ 115,545,433	$ 115,545,433	$ 46,253,445
Bitcoin distributed for redemptions, Bitcoin					(788.11)
Bitcoin distributed for redemptions, Fair Value					$ (54,057,318)
Bitcoin distributed for Management Fee, related party, Bitcoin			(7.10)		(10.82)	(13.57)
Bitcoin distributed for Management Fee, related party, Fair Value			$ (713,190)		$ (672,027)	$ (376,173)
Bitcoin distributed for other fees, Bitcoin			(8.03)		(13.35)	(29.17)
Bitcoin distributed for other fees, Fair Value			$ (753,922)		$ (813,233)	$ (832,036)
Net realized gain on investment in Bitcoin, Fair Value	$ 417,787	$ 220,092	1,413,256	$ 52,283,046	52,607,095	1,039,910
Net change in unrealized depreciation on investment in Bitcoin, Fair Value			$ 39,035,276		$ 68,348,645	$ 69,445,176
Ending balance, Bitcoin	1,922.73		1,922.73		1,937.86	2,750.14
Ending balance, Fair Value	$ 219,963,579		$ 219,963,579		$ 180,982,533	$ 115,545,433
On Investment in Bitcoin [Member]
Schedule of Investments [Line Items]
Net realized gain on investment in Bitcoin, Fair Value			$ 1,412,882		$ 52,631,033	$ 1,055,021